                     SUPPLEMENT DATED SEPTEMBER 1, 2000 TO
                        PROSPECTUS DATED AUGUST 31, 2000

                            PERFORMANCE FUNDS TRUST
                           INSTITUTIONAL CLASS SHARES

PAGE 15

The following information replaces the average annual total returns for the periods ending 12/31/99 for Mid Cap Equity Fund's Institutional Class Shares shown in the performance table:

                                  INCEPTION    PAST    PAST 5     SINCE
                                    DATE       YEAR    YEARS    INCEPTION
           Institutional Class
             Shares                2/24/94    13.66%   22.27%    18.14%
           S&P Mid Cap Index       2/28/94    14.72%   23.05%    18.54%

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

PR PRO 6020 9/00